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                                               SEC File Nos. 2-97999
                                                             811-4309
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                   SECURITIES AND EXCHANGE COMMISSION
                       WASHINGTON, D.C. 20549

                              FORM N-1A
                      REGISTRATION STATEMENT
                               UNDER
                     THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 20

                  THE GROWTH FUND OF WASHINGTON, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                     1101 VERMONT AVENUE, N.W.
                       WASHINGTON, D.C. 20005
             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                        (202) 842-5665

                         HARRY J. LISTER
                WASHINGTON MANAGEMENT CORPORATION
                   1101 VERMONT AVENUE, N.W.
                      WASHINGTON, D.C. 20005
           (NAME AND ADDRESS OF AGENT FOR SERVICE)

                         COPIES TO:
                     ALLAN S. MOSTOFF
                    DECHERT PRICE & RHOADS
                    1500 K STREET, N.W.
                  WASHINGTON, D.C. 20005
               (COUNSEL FOR THE REGISTRANT)

THE REGISTRANT HAS FILED A DECLARATION PURSUANT TO RULE 24F-2 REGISTERING AN INDEFINITE NUMBER OF SHARES UNDER THE SECURITIES ACT OF 1933.
ON FEBRUARY 19, 1997 IT FILED ITS 24F-2 NOTICE FOR FISCAL 1996.

          APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B) OF RULE 485.





               ===============================================
                        CALCULATION OF AMOUNT REGISTERED
______________________________________________________________________________

Title of         Amount Being     Proposed         Proposed         Amount of
Securities Being    Registered       Maximum          Maximum          Registration Fee
Registered                        Offering Price    Aggregate
                                  Per Share**      Offering
                                                   Price***

Common Stock     Indefinite*      N/A              N/A              N/A
Par Value $.01

Common Stock     44,955           $21.86           $982,724         $0.00
Par Value $.01


* Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended December 31, 1996 was filed on February 19, 1997.

** Computed under Rule 457(d) on the basis of the offering price per share at the close of business on February 4, 1997.

*** The calculation of the maximum aggregate offering price is made pursuant to Rule 24e-2. The total amount of securities redeemed or repurchased during the previous fiscal year ended December 31, 1996 was $4,999,877. $4,017,153 of shares was used for reductions pursuant to paragraph (c) of Rule 24f-2 during the fiscal year ended December 31, 1996. $982,724 of shares is the amount of redeemed shares used for reduction in this amendment.


                            SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia, on the 19th day of February, 1997.

     THE GROWTH FUND OF WASHINGTON, INC.

     By Harry J. Lister, President

 Pursuant to the requirement of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on February 19, 1997 by the following persons in the capacities indicated.

 SIGNATURE      TITLE

(1) Principal Executive Officer:

 Harry J. Lister      President

(2) Principal Financial Officer and
 Principal Accounting Officer:

 Howard L. Kitzmiller     Senior Vice President,
                          Secretary, Treasurer and Chief Financial Officer
(3) Directors
 James H. Lemon*     Chairman of the Board
 Cyrus A. Ansary*    Director
 Harry J. Lister     Director
 T. Eugene Smith*    Director
 Leonard P. Steuart II*    Director
 Margita E. White*   Director

 * By Howard L. Kitzmiller, Attorney-in-fact